Digital Currencies - Schedule of holdings of digital currencies (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Holdings Of Digital Currencies [Line Items]
Digital currencies, fair value	$ 161,645	$ 65,899
Bitcoin [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Digital currencies, fair value	161,258	65,772	$ 117,669
Ethereum Classic [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Digital currencies, fair value	196	117	$ 29
Other coins [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Digital currencies, fair value	$ 191	$ 10